Dividends (Details) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Dividends
Quarterly cash dividend distribution percentage	25.00%
Dividend payable			¥ 0	¥ 0
Cash dividend declared and paid			3,257,607,000	2,546,165,000	¥ 1,467,965,000
With respect to fiscal year 2016
Dividends
Cash dividend declared and paid				¥ 2,910,500,000
With respect to fiscal year 2017
Dividends
Cash dividend declared and paid		$ 408.2	¥ 2,656,000,000